ACQUISITIONS, DEVELOPMENT PROJECTS PLACED IN SERVICE AND DISPOSITIONS, ACQUISITIONS (Details)		12 Months Ended
		Apr. 30, 2015 USD ($) Unit		Apr. 30, 2014 USD ($) ft² Unit
Business Acquisition [Line Items]
Transaction costs expensed during the period		$ 216,000		$ 176,000
Acquisitions and development projects placed in service [Abstract]
Total acquisition costs		56,297,000		43,580,000
Form of consideration, cash		38,606,000		38,200,000
Form of consideration, units	[1]	800,000		3,480,000
Form of consideration, other		16,891,000	[2]	1,900,000	[3]
Investment allocation, land		17,478,000		8,034,000
Investment allocation, building		38,403,000		34,646,000
Investment allocation, intangible assets		416,000		900,000
Goodwill, acquired during period		852,000
Results of operations from acquired properties [Abstract]
Total revenue		2,565,000		1,897,000
Net income		(1,000)		(82,000)
Multi-Family Residential [Member]
Acquisitions and development projects placed in service [Abstract]
Total acquisition costs		41,780,000		19,600,000
Form of consideration, cash		28,811,000		16,120,000
Form of consideration, units	[1]	800,000		3,480,000
Form of consideration, other		12,169,000	[2]	0	[3]
Investment allocation, land		2,961,000		1,447,000
Investment allocation, building		38,403,000		17,635,000
Investment allocation, intangible assets		$ 416,000		$ 518,000
Multi-Family Residential [Member] | Homestead Garden - Rapid City, SD [Member]
Acquisitions and development projects placed in service [Abstract]
Date acquired	[4]	Jun. 02, 2014
Total acquisition costs	[4]	$ 15,000,000
Form of consideration, cash	[4]	5,092,000
Form of consideration, units	[1],[4]	0
Form of consideration, other	[2],[4]	9,908,000
Investment allocation, land	[4]	655,000
Investment allocation, building	[4]	14,139,000
Investment allocation, intangible assets	[4]	$ 206,000
Number of apartment units | Unit	[4]	152
Goodwill, acquired during period		$ 852,000
Assumed debt		$ 9,908,000
Multi-Family Residential [Member] | Silver Springs - Rapid City, SD [Member]
Acquisitions and development projects placed in service [Abstract]
Date acquired		Jun. 02, 2014
Total acquisition costs		$ 3,280,000
Form of consideration, cash		1,019,000
Form of consideration, units	[1]	0
Form of consideration, other	[2]	2,261,000
Investment allocation, land		215,000
Investment allocation, building		3,006,000
Investment allocation, intangible assets		$ 59,000
Number of apartment units | Unit		52
Assumed debt		$ 2,261,000
Multi-Family Residential [Member] | Northridge - Bismarck, ND [Member]
Acquisitions and development projects placed in service [Abstract]
Date acquired		Sep. 12, 2014
Total acquisition costs		$ 8,500,000
Form of consideration, cash		8,400,000
Form of consideration, units	[1]	100,000
Form of consideration, other	[2]	0
Investment allocation, land		884,000
Investment allocation, building		7,516,000
Investment allocation, intangible assets		$ 100,000
Number of apartment units | Unit		68
Multi-Family Residential [Member] | Legacy Heights - Bismarck, ND [Member]
Acquisitions and development projects placed in service [Abstract]
Date acquired	[5]	Mar. 19, 2015
Total acquisition costs	[5]	$ 15,000,000
Form of consideration, cash	[5]	14,300,000
Form of consideration, units	[1],[5]	700,000
Form of consideration, other	[2],[5]	0
Investment allocation, land	[5]	1,207,000
Investment allocation, building	[5]	13,742,000
Investment allocation, intangible assets	[5]	$ 51,000
Number of apartment units | Unit	[5]	119
Multi-Family Residential [Member] | Alps Park - Rapid City, SD [Member]
Acquisitions and development projects placed in service [Abstract]
Date acquired				May 01, 2013
Total acquisition costs				$ 6,200,000
Form of consideration, cash				2,920,000
Form of consideration, units	[1]			3,280,000
Form of consideration, other	[3]			0
Investment allocation, land				287,000
Investment allocation, building				5,551,000
Investment allocation, intangible assets				$ 362,000
Number of apartment units | Unit				71
Multi-Family Residential [Member] | Southpoint - Grand Forks, ND [Member]
Acquisitions and development projects placed in service [Abstract]
Date acquired				Sep. 05, 2013
Total acquisition costs				$ 10,600,000
Form of consideration, cash				10,400,000
Form of consideration, units	[1]			200,000
Form of consideration, other	[3]			0
Investment allocation, land				576,000
Investment allocation, building				9,893,000
Investment allocation, intangible assets				$ 131,000
Number of apartment units | Unit				96
Multi-Family Residential [Member] | Pinecone Villas - Sartell, MN [Member]
Acquisitions and development projects placed in service [Abstract]
Date acquired				Oct. 31, 2013
Total acquisition costs				$ 2,800,000
Form of consideration, cash				2,800,000
Form of consideration, units	[1]			0
Form of consideration, other	[3]			0
Investment allocation, land				584,000
Investment allocation, building				2,191,000
Investment allocation, intangible assets				$ 25,000
Number of apartment units | Unit				24
Healthcare [Member]
Acquisitions and development projects placed in service [Abstract]
Total acquisition costs				$ 18,913,000
Form of consideration, cash				18,913,000
Form of consideration, units	[1]			0
Form of consideration, other	[3]			0
Investment allocation, land				1,520,000
Investment allocation, building				17,011,000
Investment allocation, intangible assets				$ 382,000
Healthcare [Member] | Legends at Heritage Place - Sartell, MN [Member]
Acquisitions and development projects placed in service [Abstract]
Date acquired				Oct. 31, 2013
Total acquisition costs				$ 11,863,000
Form of consideration, cash				11,863,000
Form of consideration, units	[1]			0
Form of consideration, other	[3]			0
Investment allocation, land				970,000
Investment allocation, building				10,511,000
Investment allocation, intangible assets				$ 382,000
Area of real estate property | ft²				98,174
Healthcare [Member] | Spring Creek Fruitland - Fruitland, IA [Member]
Acquisitions and development projects placed in service [Abstract]
Date acquired				Feb. 05, 2014
Total acquisition costs				$ 7,050,000
Form of consideration, cash				7,050,000
Form of consideration, units	[1]			0
Form of consideration, other	[3]			0
Investment allocation, land				550,000
Investment allocation, building				6,500,000
Investment allocation, intangible assets				$ 0
Area of real estate property | ft²				39,500
Unimproved Land [Member]
Acquisitions and development projects placed in service [Abstract]
Total acquisition costs		$ 14,517,000		$ 5,067,000
Form of consideration, cash		9,795,000		3,167,000
Form of consideration, units	[1]	0		0
Form of consideration, other		4,722,000	[2]	1,900,000	[3]
Investment allocation, land		14,517,000		5,067,000
Investment allocation, building		0		0
Investment allocation, intangible assets		0		$ 0
Unimproved Land [Member] | Legacy Heights - Bismarck, ND [Member]
Acquisitions and development projects placed in service [Abstract]
Investment allocation, land		804,000
Investment allocation, building		7,800,000
Investment allocation, escrow deposit		$ 1,300,000
Unimproved Land [Member] | Creekside Crossing - Bismarck, ND [Member]
Acquisitions and development projects placed in service [Abstract]
Date acquired		May 22, 2014
Total acquisition costs		$ 4,269,000
Form of consideration, cash		4,269,000
Form of consideration, units	[1]	0
Form of consideration, other	[2]	0
Investment allocation, land		4,269,000
Investment allocation, building		0
Investment allocation, intangible assets		$ 0
Unimproved Land [Member] | PrairieCare Medical - Brooklyn Park, MN [Member]
Acquisitions and development projects placed in service [Abstract]
Date acquired		Jun. 05, 2014
Total acquisition costs		$ 2,616,000
Form of consideration, cash		2,616,000
Form of consideration, units	[1]	0
Form of consideration, other	[2]	0
Investment allocation, land		2,616,000
Investment allocation, building		0
Investment allocation, intangible assets		$ 0
Unimproved Land [Member] | 71 France Phase I - Edina, MN [Member]
Acquisitions and development projects placed in service [Abstract]
Date acquired	[6]	Jun. 12, 2014
Total acquisition costs	[6]	$ 1,413,000
Form of consideration, cash	[6]	0
Form of consideration, units	[1],[6]	0
Form of consideration, other	[2],[6]	1,413,000
Investment allocation, land	[6]	1,413,000
Investment allocation, building	[6]	0
Investment allocation, intangible assets	[6]	$ 0
Interest in joint venture (in hundredths)		52.60%
JV Partner Contributions		$ 1,413,000
Unimproved Land [Member] | Monticello 7th Addition - Monticello, MN [Member]
Acquisitions and development projects placed in service [Abstract]
Date acquired		Oct. 09, 2014
Total acquisition costs		$ 1,660,000
Form of consideration, cash		1,660,000
Form of consideration, units	[1]	0
Form of consideration, other	[2]	0
Investment allocation, land		1,660,000
Investment allocation, building		0
Investment allocation, intangible assets		$ 0
Unimproved Land [Member] | 71 France Phase 2 & 3 - Edina, MN [Member]
Acquisitions and development projects placed in service [Abstract]
Date acquired	[6]	Nov. 04, 2014
Total acquisition costs	[6]	$ 3,309,000
Form of consideration, cash	[6]	0
Form of consideration, units	[1],[6]	0
Form of consideration, other	[2],[6]	3,309,000
Investment allocation, land	[6]	3,309,000
Investment allocation, building	[6]	0
Investment allocation, intangible assets	[6]	$ 0
Interest in joint venture (in hundredths)		52.60%
JV Partner Contributions		$ 3,309,000
Unimproved Land [Member] | Minot 1525 24th Ave SW - Minot, ND [Member]
Acquisitions and development projects placed in service [Abstract]
Date acquired		Dec. 23, 2014
Total acquisition costs		$ 1,250,000
Form of consideration, cash		1,250,000
Form of consideration, units	[1]	0
Form of consideration, other	[2]	0
Investment allocation, land		1,250,000
Investment allocation, building		0
Investment allocation, intangible assets		$ 0
Unimproved Land [Member] | Chateau II - Minot, ND [Member]
Acquisitions and development projects placed in service [Abstract]
Date acquired				May 21, 2013
Total acquisition costs				$ 179,000
Form of consideration, cash				179,000
Form of consideration, units	[1]			0
Form of consideration, other	[3]			0
Investment allocation, land				179,000
Investment allocation, building				0
Investment allocation, intangible assets				$ 0
Unimproved Land [Member] | Jamestown Unimproved - Jamestown, ND [Member]
Acquisitions and development projects placed in service [Abstract]
Date acquired				Aug. 09, 2013
Total acquisition costs				$ 700,000
Form of consideration, cash				700,000
Form of consideration, units	[1]			0
Form of consideration, other	[3]			0
Investment allocation, land				700,000
Investment allocation, building				0
Investment allocation, intangible assets				$ 0
Unimproved Land [Member] | RED 20 - Minneapolis, MN [Member]
Acquisitions and development projects placed in service [Abstract]
Date acquired	[7]			Aug. 20, 2013
Total acquisition costs	[7]			$ 1,900,000
Form of consideration, cash	[7]			0
Form of consideration, units	[1],[7]			0
Form of consideration, other	[3],[7]			1,900,000
Investment allocation, land	[7]			1,900,000
Investment allocation, building	[7]			0
Investment allocation, intangible assets	[7]			$ 0
Interest in joint venture (in hundredths)	[7]			58.60%
JV Partner Contributions	[7]			$ 1,900,000
Unimproved Land [Member] | Legends at Heritage Place - Sartell, MN [Member]
Acquisitions and development projects placed in service [Abstract]
Date acquired				Oct. 31, 2013
Total acquisition costs				$ 537,000
Form of consideration, cash				537,000
Form of consideration, units	[1]			0
Form of consideration, other	[3]			0
Investment allocation, land				537,000
Investment allocation, building				0
Investment allocation, intangible assets				$ 0
Unimproved Land [Member] | Spring Creek Fruitland - Fruitland, IA [Member]
Acquisitions and development projects placed in service [Abstract]
Date acquired				Jan. 21, 2014
Total acquisition costs				$ 335,000
Form of consideration, cash				335,000
Form of consideration, units	[1]			0
Form of consideration, other	[3]			0
Investment allocation, land				335,000
Investment allocation, building				0
Investment allocation, intangible assets				$ 0
Unimproved Land [Member] | Isanti Unimproved - Isanti, MN [Member]
Acquisitions and development projects placed in service [Abstract]
Date acquired				Feb. 04, 2014
Total acquisition costs				$ 50,000
Form of consideration, cash				50,000
Form of consideration, units	[1]			0
Form of consideration, other	[3]			0
Investment allocation, land				50,000
Investment allocation, building				0
Investment allocation, intangible assets				$ 0
Unimproved Land [Member] | Rapid City Unimproved- Rapid City, SD [Member]
Acquisitions and development projects placed in service [Abstract]
Date acquired				Mar. 25, 2014
Total acquisition costs				$ 1,366,000
Form of consideration, cash				1,366,000
Form of consideration, units	[1]			0
Form of consideration, other	[3]			0
Investment allocation, land				1,366,000
Investment allocation, building				0
Investment allocation, intangible assets				$ 0

[1]	Value of limited partnership units of the Operating Partnership at the acquisition date.
[2]	Consists of assumed debt (Homestead Garden I - $9.9 million, Silver Springs - $2.3 million) and value of land contributed by the joint venture partner (71 France - $4.7 million).
[3]	Consists of value of land contributed by the joint venture partner.
[4]	At acquisition the Company adjusted the assumed debt to fair value and recognized approximately $852,000 of goodwill.
[5]	At acquisition, the purchase price included assets in development (land: $804,000, building: $7.8 million, escrow $1.3 million).
[6]	Land was contributed to a joint venture in which the Company has an approximately 52.6% interest. The joint venture is consolidated in IRETs financial statements.
[7]	Land is owned by a joint venture in which the Company has an approximately 58.6% interest. The joint venture is consolidated in IRETs financial statements